Information by Major Geographic Area (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales:
Net sales	¥ 3,557,433	¥ 3,706,901	¥ 3,209,201
Operating Segments
Net sales:
Net sales	3,557,433	3,706,901	3,209,201
Long-lived assets:
Long-lived assets	1,328,866	1,354,989	1,387,181
Domestic Country
Net sales:
Net sales	2,681,040	2,828,799	2,542,137
Domestic Country | Operating Segments
Net sales:
Net sales	694,450	695,749	702,344
Long-lived assets:
Long-lived assets, domestic country	1,070,412	1,104,949	1,205,887
Americas
Net sales:
Net sales	969,050	1,016,175	872,896
Americas | Operating Segments
Net sales:
Net sales	961,955	1,023,299	894,154
Long-lived assets:
Long-lived assets, foreign country	85,824	69,034	59,273
Europe
Net sales:
Net sales	1,113,937	1,166,941	992,255
Europe | Operating Segments
Net sales:
Net sales	1,113,065	1,172,474	995,150
Long-lived assets:
Long-lived assets, foreign country	83,296	108,160	44,875
Asia and Oceania
Net sales:
Net sales	1,431,640	1,404,464	1,052,617
Asia and Oceania | Operating Segments
Net sales:
Net sales	787,963	815,379	617,553
Long-lived assets:
Long-lived assets, foreign country	¥ 89,334	¥ 72,846	¥ 77,146